Subsidiaries (Details)	Dec. 31, 2025
Gimi Holding Company Limited
Ownership Interests [Line Items]
Percentage ownership in subsidiary (in percent)	100.00%
Golar LNG Energy Limited
Ownership Interests [Line Items]
Percentage ownership in subsidiary (in percent)	100.00%
Golar Management (Bermuda) Limited
Ownership Interests [Line Items]
Percentage ownership in subsidiary (in percent)	100.00%
Golar FLNG Sub-Holding Company Limited
Ownership Interests [Line Items]
Percentage ownership in subsidiary (in percent)	100.00%
Golar Hilli LLC
Ownership Interests [Line Items]
Percentage ownership in subsidiary (in percent)	100.00%
Golar Hilli Corporation
Ownership Interests [Line Items]
Percentage ownership in subsidiary (in percent)	100.00%
Gimi MS Corporation
Ownership Interests [Line Items]
Percentage ownership in subsidiary (in percent)	100.00%
Golar MK II Corporation
Ownership Interests [Line Items]
Percentage ownership in subsidiary (in percent)	100.00%
Golar MS Operator SARL
Ownership Interests [Line Items]
Percentage ownership in subsidiary (in percent)	100.00%
Golar Management AS
Ownership Interests [Line Items]
Percentage ownership in subsidiary (in percent)	100.00%
Golar Management Limited
Ownership Interests [Line Items]
Percentage ownership in subsidiary (in percent)	100.00%